Related parties (Detail 4) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Merchants
Disclosure of Transactions Between Related Parties [Line Items]
Amounts payable, related party transactions	$ (3,126)	$ (1,738)
Collection Entities
Disclosure of Transactions Between Related Parties [Line Items]
Trade receivables	7,354	12,012
Amounts payable, related party transactions	(70)	(65)
Amounts receivable, advances and other receivables with related parties	$ 197	$ 12,081